General and Administrative Expenses	12 Months Ended
Dec. 31, 2011
General and Administrative Expenses
General and Administrative Expenses

20.General and Administrative Expenses

The details of general and administrative expenses, are as follows:

	2009	2010	2011
Share based compensation	$2,338,959	$10,461,204	$4,840,626
Consulting fees	1,834,862	2,269,933	-
Executive services and incentive compensation	-	-	5,193,645
Salaries	142,994	160,713	88,849
Bonus awards	2,688,199	2,159,801	52,120
Non-executive directors’ remuneration	202,324	234,431	247,338
Office rent	36,216	35,489	38,947
Telecommunication expenses	22,954	14,220	25,416
Fares and traveling expenses	177,137	337,841	217,609
Personnel and other expenses	22,577	47,998	43,510
Other professional services	1,161,397	1,223,276	844,166
Directors and officers insurance	176,872	166,726	134,515
Stock market annual Fees	42,610	79,379	203,072
Other expenses	101,995	532,976	385,241
Total general and administrative expenses	$8,949,096	$17,723,987	$12,315,054